Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net loss	$ (1,280,661)	$ (2,343,238)	$ (6,456,883)
Adjustments to reconcile net loss to cash used in operating activities:
Loss (gain) on disposal of property and equipment	572	(357)
Amortization of right-of-use assets	101,888	204,715	481,504
Depreciation	6,816	12,293	14,717
Credit loss provision	4,664
Loss from termination of right-of-use assets	183	369
Changes in assets and liabilities
Accounts receivable	52,210	94,595	(16,181)
Prepaid expenses and other current assets	18,020	69,605	(87,583)
Deferred contract costs		30,192	(7,184)
Other non-current assets	16,950	28,368	24,131
Accounts payable	(21,098)	(14,007)	27,495
Operating lease liabilities	(100,073)	(207,881)	(507,521)
Payroll Payable	404,216	102,096	1,040,790
Accrued expenses and other current liabilities	19,107	(18,026)	(4,532)
Contract liabilities	49,140	(268,907)	217,491
Net cash used in operating activities	(728,066)	(2,310,183)	(5,273,756)
Cash flows from investing activities
Purchase of property and equipment			(1,618)
Proceeds from dispose of property and equipment	360	815
Repayment from a related party			768,380
Net cash provided by investing activities	360	815	766,762
Cash flows from financing activities
Loan from related parties	792,283	284,292
Proceeds from short-term bank loan		321,834
Payment of deferred offering cost	(360,893)	(121,248)
Net cash provided by financing activities	431,390	484,878
Effect of exchange rates on cash and cash equivalents and restricted cash	(59,713)	5,194	(312,986)
Net decrease in cash and cash equivalents and restricted cash	(356,029)	(1,819,296)	(4,819,980)
Cash and cash equivalents at beginning of year	399,050	2,218,346	7,038,326
Cash and cash equivalents and restricted cash at end of year	43,021	399,050	2,218,346
Cash and cash equivalents	18,372	399,050	1,802,236
Restricted cash	24,649		416,110
Cash paid for interest expenses	10,237	257
Cash paid for income tax
Supplemental disclosure of non-cash financing activities:
Accretion to redeemable preferred equity		326,837	605,659
Exchange redeemable preferred equity with Class A ordinary shares		12,154,929
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 140,844